Shareholders’ Equity - Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Weighted Average Number of Ordinary Shares and Pre-funded Warrants [Abstract]
Loss for the period (in Dollars)		$ (7,879)	$ (7,814)	$ (6,496)
Total number of ordinary shares and pre-funded warrants		785,464	254,843	188,121
Weighted average number of ordinary shares and pre-funded warrants	[1]	325,690	202,515	153,465
Basic loss per share (in Dollars per share)	[1]	$ (24.2)	$ (38.4)	$ (42.4)

[1]	The share and per share information in these financial statements reflects the 1-for-20 reverse share split that became effective on October 10, 2024 and an additional 1-for-4 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 17, 2025 (the “Reverse Share Splits”). See also Note 1c.